MARKETABLE SECURITIES	6 Months Ended
Oct. 31, 2014
MARKETABLE SECURITIES [Text Block]

NOTE 3.      MARKETABLE SECURITIES.

Marketable securities consist of certificate of deposits and mutual funds for which fair values were based on quoted prices in active markets and were therefore classified within Level 1 of the fair value hierarchy. The following table is a summary of marketable securities recorded in the Company’s Consolidated Balance Sheets:

	October 31, 2014	April 30, 2014
Certificate of deposits	$100,227	$—
Mutual funds	253,304	—
Total	$353,531	$—